Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) item	Jun. 30, 2025 ZAR (R) item	Jun. 30, 2024 ZAR (R)
Financial risk management and financial instruments
Number of open interest rate swaps | item	0	0
Financial assets	R 93,127	R 85,517
Financial liabilities	R (146,464)	R (155,495)
Variable rate as a percentage of total financial assets	86.00%	85.00%
Fixed rate as a percentage of total financial assets	14.00%	15.00%
Variable rate as a percentage of total financial liabilities	28.00%	30.00%
Fixed rate as a percentage of total financial liabilities	72.00%	70.00%
Variable
Financial risk management and financial instruments
Financial assets	R 40,542	R 37,790
Financial liabilities	(25,705)	(30,886)
Net financial instruments	14,837	6,904
Fixed
Financial risk management and financial instruments
Financial assets	6,698	6,895
Financial liabilities	(66,786)	(71,759)
Net financial instruments	R (60,088)	R (64,864)
Interest rate risk | Variable
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%	1.00%
Interest rate risk | Variable | South Africa
Financial risk management and financial instruments
Income statement impact of increase in risk variable	R 245	R 247	R 250
Equity impact of increase in risk variable	245	247	250
Interest rate risk | Variable | Europe
Financial risk management and financial instruments
Income statement impact of increase in risk variable	24	15	32
Equity impact of increase in risk variable	24	15	32
Interest rate risk | Variable | United States
Financial risk management and financial instruments
Income statement impact of increase in risk variable	(100)	(218)	(328)
Equity impact of increase in risk variable	(100)	(218)	(328)
Interest rate risk | Variable | Other
Financial risk management and financial instruments
Income statement impact of increase in risk variable	26	22	21
Equity impact of increase in risk variable	R 26	R 22	R 21